Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 897.1	$ 342.5
Receivables, net	554.4	622.5
Contract assets	84.5	100.5
Inventories, net	432.7	434.9
Prepaid expenses	35.8	28.7
Other current assets	60.2	71.2
Discontinued operations	144.6	151.7
Total current assets	2,209.3	1,752.0
Property, plant and equipment, net	672.1	676.3
Goodwill, net	1,641.7	1,619.8
Other intangible assets, net	960.9	1,060.4
Other long-term assets	107.4	100.2
Discontinued operations	275.0	287.3
Total assets	5,866.4	5,496.0
Current liabilities:
Accounts payable	284.5	296.7
Accrued and other current liabilities	274.6	280.5
Contract liabilities	32.5	27.0
Current portion of debt	1.1	250.2
Discontinued operations	53.5	44.6
Total current liabilities	646.2	899.0
Long-term liabilities:
Long-term debt, less current portion	2,080.2	1,341.4
Contract liabilities	235.8	220.4
Other long-term liabilities	344.6	367.6
Discontinued operations	21.9	24.8
Total long-term liabilities	2,682.5	1,954.2
Shareholders' equity:
Preferred stock, $1 par value per share (5.0 shares authorized and unissued)	0.0	0.0
Common stock, $1 par value per share 200.0 shares authorized; 52.9 and 55.7 shares outstanding, respectively)	78.7	78.7
Additional paid-in capital	441.7	416.6
Treasury shares, at cost (25.5 and 22.7 shares, respectively)	(1,814.4)	(1,449.7)
Accumulated other comprehensive loss	(97.0)	(124.1)
Retained earnings	3,928.7	3,721.3
Total shareholders' equity	2,537.7	2,642.8
Total liabilities and equity	$ 5,866.4	$ 5,496.0